Equity Earnings (Loss) of Joint Ventures (Details 2) - Equity Method Investee - USD ($) $ in Thousands	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013
VAST LLC
Schedule Of Equity Method Investments [Line Items]
Sales	$ 2,298	$ 231	$ 141
Purchases from VAST LLC	164	233	219
Expenses charged to VAST LLC	832	743	517
Expenses charged from VAST LLC	1,825	1,261	$ 729
Accounts receivable from joint venture entity	118	119
Long-term loan receivable from VAST LLC	500	285
Accounts payable to VAST LLC	267	$ 98
STRATTEC Advanced Logic, LLC (formerly known as NextLock LLC)
Schedule Of Equity Method Investments [Line Items]
Sales	157
Accounts receivable from joint venture entity	278
Current loan receivable from STRATTEC Advanced Logic, LLC	$ 100